American Funds Emerging Markets Bond Fund®
Investment portfolio
March 31, 2026
unaudited

Bonds, notes & other debt instruments 91.59% Bonds & notes of governments & government agencies outside the U.S. 69.89% Mexico 6.57%	Principal amount (000)	Value (000)
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	USD13,965	$14,056
United Mexican States 3.75% 1/11/2028	11,540	11,390
United Mexican States 3.25% 4/16/2030	1,560	1,458
United Mexican States 6.00% 5/13/2030	1,840	1,903
United Mexican States 4.75% 4/27/2032	3,400	3,271
United Mexican States 5.375% 3/22/2033	11,320	11,094
United Mexican States 4.875% 5/19/2033	875	830
United Mexican States 5.625% 2/9/2034	5,500	5,386
United Mexican States 4.50% 3/19/2034	EUR1,845	2,080
United Mexican States 6.35% 2/9/2035	USD22,580	23,123
United Mexican States 8.00% 5/24/2035	MXN27,500	1,409
United Mexican States 4.50% 11/22/2035 (b)	46,468	2,513
United Mexican States 6.00% 5/7/2036	USD1,110	1,105
United Mexican States 4.875% 5/16/2036	EUR2,160	2,436
United Mexican States 6.875% 5/13/2037	USD2,360	2,478
United Mexican States 6.625% 1/29/2038	16,125	16,472
United Mexican States 6.125% 2/9/2038	10,430	10,177
United Mexican States 5.125% 3/19/2038	EUR3,435	3,844
United Mexican States 4.50% 1/31/2050	USD1,517	1,119
United Mexican States 6.338% 5/4/2053	3,192	2,976
United Mexican States 6.40% 5/7/2054	3,500	3,286
United Mexican States 8.00% 4/29/2055	MXN23,040	1,060
United Mexican States 7.375% 5/13/2055	USD5,930	6,245
United Mexican States 3.771% 5/24/2061	5,861	3,519
United Mexican States 3.75% 4/19/2071	4,070	2,360
United Mexican States, Series M, 8.50% 5/31/2029	MXN143,170	7,982
United Mexican States, Series M, 7.75% 5/29/2031	316,000	16,815
United Mexican States, Series M, 7.50% 5/26/2033	270,432	13,835
United Mexican States, Series M, 7.75% 11/23/2034	347,928	17,773
United Mexican States, Series M30, 8.50% 11/18/2038	166,200	8,533
United Mexican States, Series M, 7.75% 11/13/2042	486,380	22,549
United Mexican States, Series M, 8.00% 11/7/2047	143,053	6,683
United Mexican States, Series M, 8.00% 7/31/2053	461,833	21,364
United Mexican States, Series S, 4.00% 10/29/2054 (b)	108,779	5,338
		256,462
Brazil 6.34%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL98,771	17,598
Brazil (Federative Republic of) 0% 1/1/2030	161,979	19,314
Brazil (Federative Republic of) 3.875% 6/12/2030	USD1,300	1,242
Brazil (Federative Republic of) 5.50% 11/6/2030	6,960	7,086
Brazil (Federative Republic of) 10.00% 1/1/2031	BRL433,586	73,165
Brazil (Federative Republic of) 6.00% 8/15/2032 (b)	38,884	6,841
Brazil (Federative Republic of) 10.00% 1/1/2033	224,068	36,334
Brazil (Federative Republic of) 5.50% 2/4/2033	USD2,200	2,162
American Funds Emerging Markets Bond Fund — Page 1 of 28

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Brazil (continued)	Principal amount (000)	Value (000)
Brazil (Federative Republic of) 6.125% 3/15/2034	USD1,800	$1,801
Brazil (Federative Republic of) 10.00% 1/1/2035	BRL234,970	36,953
Brazil (Federative Republic of) 6.625% 3/15/2035	USD3,250	3,328
Brazil (Federative Republic of) 6.25% 5/22/2036	6,590	6,462
Brazil (Federative Republic of) 6.00% 8/15/2050 (b)	BRL212,597	35,214
		247,500
Colombia 5.96%
Colombia (Republic of) 5.375% 1/21/2029	USD2,865	2,842
Colombia (Republic of) 4.50% 3/15/2029	11,860	11,489
Colombia (Republic of) 11.00% 8/22/2029	COP37,936,600	9,523
Colombia (Republic of) 3.00% 1/30/2030	USD4,790	4,303
Colombia (Republic of) 6.125% 1/21/2031	1,940	1,911
Colombia (Republic of) 7.00% 3/26/2031	COP5,102,400	1,071
Colombia (Republic of) 3.125% 4/15/2031	USD1,511	1,292
Colombia (Republic of) 3.25% 4/22/2032	1,053	880
Colombia (Republic of) 5.00% 9/19/2032	EUR600	653
Colombia (Republic of) 8.00% 4/20/2033	USD8,060	8,500
Colombia (Republic of) 7.50% 2/2/2034	7,745	7,936
Colombia (Republic of) 8.50% 4/25/2035	15,400	16,697
Colombia (Republic of) 8.00% 11/14/2035	6,244	6,550
Colombia (Republic of) 7.75% 11/7/2036	3,155	3,231
Colombia (Republic of) 12.75% 11/28/2040	COP129,282,500	34,321
Colombia (Republic of) 5.00% 6/15/2045	USD785	565
Colombia (Republic of) 11.50% 7/25/2046	COP4,730,000	1,157
Colombia (Republic of), Series B, 12.50% 2/27/2030	61,887,800	16,121
Colombia (Republic of), Series B, 7.00% 3/26/2031	108,783,300	22,844
Colombia (Republic of), Series B, 13.25% 2/9/2033	103,568,400	27,942
Colombia (Republic of), Series B, 7.25% 10/18/2034	110,380,500	21,238
Colombia (Republic of), Series B, 11.75% 1/24/2035	58,651,900	14,821
Colombia (Republic of), Series UVR, 3.75% 2/25/2037 (b)	52,412	4,393
Colombia (Republic of), Series B, 9.25% 5/28/2042	61,240,300	12,617
		232,897
Malaysia 5.65%
Dua Capital, Ltd. 2.78% 5/11/2031	USD7,570	6,940
Khazanah Capital, Ltd. 4.876% 6/1/2033	3,500	3,535
Khazanah Capital, Ltd. 4.759% 9/5/2034	2,000	1,993
Khazanah Global Sukuk Berhad 4.687% 6/1/2028	500	503
Malaysia (Federation of) 3.519% 4/20/2028	MYR3,000	746
Malaysia (Federation of), Series 0218, 4.369% 10/31/2028	3,000	761
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	79,454	19,967
Malaysia (Federation of), Series 0125, 3.336% 5/15/2030	3,000	740
Malaysia (Federation of), Series 0220, 2.632% 4/15/2031	29,586	7,035
Malaysia (Federation of), Series 0122, 3.582% 7/15/2032	194,701	48,204
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	103,432	25,839
Malaysia (Federation of), Series 0415, 4.254% 5/31/2035	162,150	41,937
Malaysia (Federation of), Series 0225, 3.476% 7/2/2035	29,000	7,073
Malaysia (Federation of), Series 0615, 4.786% 10/31/2035	18,925	5,098
Malaysia (Federation of), Series 0121, 3.447% 7/15/2036	7,675	1,851
Malaysia (Federation of), Series 0317, 4.762% 4/7/2037	8,842	2,364
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	52,620	14,381
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	24,190	6,068
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	17,000	4,137
American Funds Emerging Markets Bond Fund — Page 2 of 28

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Malaysia (continued)	Principal amount (000)	Value (000)
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	MYR1,506	$392
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	14,627	3,696
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	2,448	657
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	16,273	3,999
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	2,352	697
Malaysia (Federation of), Series 0123, 4.457% 3/31/2053	26,100	6,794
Malaysia (Federation of), Series 0124, 4.28% 3/23/2054	19,841	5,032
		220,439
South Africa 4.57%
South Africa (Republic of) 4.30% 10/12/2028	USD3,775	3,697
South Africa (Republic of) 5.875% 6/22/2030	6,800	6,851
South Africa (Republic of) 5.875% 4/20/2032	4,900	4,886
South Africa (Republic of) 7.10% 11/19/2036 (a)	2,700	2,761
South Africa (Republic of) 6.125% 12/11/2037 (a)	19,175	17,814
South Africa (Republic of) 6.25% 3/8/2041	200	178
South Africa (Republic of) 5.00% 10/12/2046	1,705	1,230
South Africa (Republic of) 5.65% 9/27/2047	1,055	826
South Africa (Republic of) 5.75% 9/30/2049	1,500	1,162
South Africa (Republic of) 11.625% 3/31/2053	ZAR45,800	3,189
South Africa (Republic of) 7.25% 12/11/2055 (a)	USD1,160	1,063
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR6,635	388
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	60,844	3,514
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	665,147	38,654
South Africa (Republic of), Series R-209, 6.25% 3/31/2036	175,800	8,350
South Africa (Republic of), Series R-2037, 8.50% 1/31/2037	119,630	6,612
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	498,991	27,724
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	506,358	22,384
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044	114,545	6,138
South Africa (Republic of), Series 30Y, 5.375% 7/24/2044	USD2,125	1,662
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	ZAR344,408	18,431
South Africa (Republic of), Series 30Y, 6.30% 6/22/2048	USD995	835
		178,349
Poland 3.76%
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (a)	3,000	3,100
Bank Gospodarstwa Krajowego 5.75% 7/9/2034	250	258
Poland (Republic of) 4.75% 7/25/2029	PLN32,370	8,677
Poland (Republic of) 3.125% 10/22/2031	EUR2,000	2,285
Poland (Republic of) 5.00% 10/25/2035	PLN83,700	21,135
Poland (Republic of) 5.50% 4/4/2053	USD3,600	3,344
Poland (Republic of) 5.50% 3/18/2054	3,100	2,875
Poland (Republic of), Series 0429, 5.75% 4/25/2029	PLN46,220	12,758
Poland (Republic of), Series 1030, 1.25% 10/25/2030	51,600	11,720
Poland (Republic of), Series 0432, 1.75% 4/25/2032	15,514	3,402
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	USD2,545	2,549
Poland (Republic of), Series 1033, 6.00% 10/25/2033	PLN213,455	58,785
Poland (Republic of), Series 1034, 5.00% 10/25/2034	62,261	15,973
		146,861
Indonesia 3.59%
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY300,000	1,875
Indonesia (Republic of), Series FR64, 6.125% 5/15/2028	IDR44,769,000	2,620
Indonesia (Republic of), Series FR95, 6.375% 8/15/2028	14,968,000	884
American Funds Emerging Markets Bond Fund — Page 3 of 28

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Indonesia (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of), Series FR71, 9.00% 3/15/2029	IDR18,015,000	$1,134
Indonesia (Republic of), Series FR87, 6.50% 2/15/2031	104,751,000	6,128
Indonesia (Republic of), Series FR73, 8.75% 5/15/2031	24,770,000	1,607
Indonesia (Republic of), Series FR91, 6.375% 4/15/2032	132,309,000	7,633
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033	650,178,000	38,586
Indonesia (Republic of), Series FR65, 6.625% 5/15/2033	19,400,000	1,124
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	725,243,000	42,035
Indonesia (Republic of), Series FR80, 7.50% 6/15/2035	69,666,000	4,271
Indonesia (Republic of), Series 103, 6.75% 7/15/2035	56,000,000	3,279
Indonesia (Republic of), Series 108, 6.50% 4/15/2036	75,000,000	4,306
Indonesia (Republic of), Series FR98, 7.125% 6/15/2038	222,770,000	13,305
Indonesia (Republic of), Series FR83, 7.50% 4/15/2040	67,365,000	4,124
Indonesia (Republic of), Series 106, 7.125% 8/15/2040	99,570,000	5,959
Indonesia (Republic of), Series FR92, 7.125% 6/15/2042	18,200,000	1,089
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030	USD260	263
		140,222
China 3.41%
China (Peoples Republic of), Series INBK, 1.61% 2/15/2035	CNY73,400	10,495
China (People’s Republic of), Series INBK, 2.37% 1/20/2027	9,540	1,395
China (Peoples Republic of), Series INBK, 1.40% 11/25/2028	59,880	8,691
China (People’s Republic of), Series INBK, 3.13% 11/21/2029	8,000	1,236
China (People’s Republic of), Series INBK, 2.68% 5/21/2030	16,050	2,438
China (Peoples Republic of), Series INBK, 1.63% 10/25/2030	352,800	51,346
China (People’s Republic of), Series INBK, 2.67% 11/25/2033	16,000	2,482
China (People’s Republic of), Series INBK, 2.35% 2/25/2034	110,300	16,723
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	123,070	18,557
China (Peoples Republic of), Series INBK, 1.67% 5/25/2035	31,600	4,541
China (People’s Republic of), Series INBK, 1.78% 11/15/2035	3,000	433
China (Peoples Republic of), Series INBK, 2.49% 5/25/2044	14,000	2,094
China (People’s Republic of), Series INBK, 2.33% 8/15/2044	50,000	7,301
China (People’s Republic of), Series INBK, 3.39% 3/16/2050	12,230	2,101
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	15,940	2,689
China (People’s Republic of), Series INBK, 2.47% 7/25/2054	3,350	496
		133,018
India 2.85%
Export-Import Bank of India 3.25% 1/15/2030	USD1,000	953
Export-Import Bank of India 5.50% 1/18/2033	1,600	1,642
Export-Import Bank of India 5.50% 1/13/2035	1,500	1,530
Export-Import Bank of India 5.00% 1/12/2036 (a)	5,100	4,994
India (Republic of) 7.10% 4/18/2029	INR99,000	1,066
India (Republic of) 7.18% 8/14/2033	1,762,200	18,749
India (Republic of) 7.18% 7/24/2037	1,687,240	17,770
India (Republic of) 8.13% 6/22/2045	819,950	9,186
India (Republic of) 7.06% 10/10/2046	643,650	6,438
India (Republic of) 7.72% 6/15/2049	248,250	2,637
India (Republic of) 7.16% 9/20/2050	262,000	2,609
India (Republic of) 6.67% 12/17/2050	177,380	1,673
India (Republic of) 7.30% 6/19/2053	2,200,560	21,982
India (Republic of) 7.09% 8/5/2054	1,072,670	10,538
India (Republic of) 7.24% 8/18/2055	950,000	9,478
		111,245
American Funds Emerging Markets Bond Fund — Page 4 of 28

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Hungary 2.73%	Principal amount (000)	Value (000)
Hungary (Republic of) 4.50% 3/23/2028	HUF2,500,000	$7,167
Hungary (Republic of) 6.125% 5/22/2028 (a)	USD1,770	1,812
Hungary (Republic of) 2.00% 5/23/2029	HUF1,042,460	2,696
Hungary (Republic of) 3.00% 8/21/2030	2,415,400	6,158
Hungary (Republic of) 5.375% 9/26/2030 (a)	USD3,950	3,982
Hungary (Republic of) 6.75% 7/23/2031	HUF9,563,510	28,271
Hungary (Republic of) 2.125% 9/22/2031	USD810	688
Hungary (Republic of) 3.25% 10/22/2031	HUF2,937,730	7,297
Hungary (Republic of) 6.25% 9/22/2032 (a)	USD1,000	1,043
Hungary (Republic of) 4.75% 11/24/2032	HUF4,605,490	12,113
Hungary (Republic of) 4.50% 6/16/2034	EUR3,000	3,445
Hungary (Republic of) 5.50% 6/16/2034	USD1,000	990
Hungary (Republic of) 6.00% 9/26/2035 (a)	1,215	1,235
Hungary (Republic of) 7.00% 10/24/2035	HUF4,041,350	12,030
Hungary (Republic of) 5.50% 3/26/2036	USD2,260	2,205
Hungary (Republic of) 5.50% 3/26/2036 (a)	1,950	1,903
Hungary (Republic of) 4.875% 3/25/2038	EUR778	887
Hungary (Republic of) 3.00% 4/25/2041	HUF3,675,730	6,957
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD2,700	2,754
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	EUR2,490	2,894
		106,527
Czech Republic 2.69%
Czech Republic 1.00% 6/26/2026	CZK9,070	425
Czech Republic 0.95% 5/15/2030	351,100	14,439
Czech Republic 1.20% 3/13/2031	1,113,320	44,977
Czech Republic 4.90% 4/14/2034	271,560	12,887
Czech Republic 3.50% 5/30/2035	368,230	15,712
Czech Republic 1.95% 7/30/2037	161,540	5,667
Czech Republic 1.50% 4/24/2040	199,880	6,083
Czech Republic, Series 152, 6.20% 6/16/2031	40,000	2,030
Czech Republic, Series 138, 1.75% 6/23/2032	66,950	2,673
		104,893
Peru 2.12%
Peru (Republic of) 8.75% 11/21/2033	USD5,180	6,274
Peru (Republic of) 3.00% 1/15/2034	840	718
Peru (Republic of) 5.40% 8/12/2034	PEN2,899	791
Peru (Republic of) 5.40% 8/12/2034	39	11
Peru (Republic of) 6.85% 8/12/2035	42,015	12,301
Peru (Republic of) 5.50% 3/30/2036	USD28,950	28,889
Peru (Republic of) 7.60% 8/12/2039	PEN97,350	28,945
Peru (Republic of) 3.55% 3/10/2051	USD2,600	1,767
Peru (Republic of) 5.875% 8/8/2054	220	213
Peru (Republic of) 2.78% 12/1/2060	1,915	1,015
Peru (Republic of) 3.60% 1/15/2072	3,000	1,856
		82,780
Supra National 1.56%
Asian Development Bank 6.20% 10/6/2026	INR230,400	2,403
Asian Development Bank 5.25% 4/29/2035	PHP625,800	9,639
European Bank for Reconstruction and Development 6.30% 10/26/2027	INR308,000	3,164
European Bank for Reconstruction and Development 6.25% 4/11/2028	137,900	1,416
European Bank for Reconstruction and Development 6.75% 3/14/2031	7,000	71
American Funds Emerging Markets Bond Fund — Page 5 of 28

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Supra National (continued)	Principal amount (000)	Value (000)
European Bank for Reconstruction and Development 6.75% 1/13/2032	INR725,100	$7,367
European Investment Bank 6.95% 3/1/2029	163,400	1,677
European Investment Bank 6.95% 3/1/2029	145,500	1,493
European Investment Bank 7.40% 10/23/2033	270,000	2,753
Inter-American Development Bank 5.10% 11/17/2026	IDR9,830,000	577
Inter-American Development Bank 7.00% 1/25/2029	INR300,000	3,094
Inter-American Development Bank 7.35% 10/6/2030	400,000	4,144
Inter-American Development Bank 7.00% 4/17/2033	370,000	3,702
Inter-American Development Bank 0% 3/6/2046	MXN73,600	670
International Bank for Reconstruction and Development 6.25% 1/12/2028	IDR9,700,000	576
International Bank for Reconstruction and Development 6.85% 4/24/2028	INR610,500	6,300
International Bank for Reconstruction and Development 6.05% 2/9/2029	195,500	2,008
International Bank for Reconstruction and Development 6.75% 7/13/2029	614,600	6,234
International Bank for Reconstruction and Development 7.05% 7/22/2029	58,000	594
International Finance Corp. 7.10% 3/21/2031	134,810	1,392
International Finance Corp. 0% 4/26/2052	MXN308,120	1,602
		60,876
Romania 1.55%
Romania (Republic of) 1.75% 7/13/2030	EUR2,000	2,046
Romania (Republic of) 5.375% 3/22/2031	5,186	6,057
Romania (Republic of) 5.25% 5/30/2032	5,510	6,307
Romania (Republic of) 5.25% 5/30/2032	1,520	1,740
Romania (Republic of) 2.00% 4/14/2033	830	757
Romania (Republic of) 6.375% 1/30/2034 (a)	USD2,416	2,407
Romania (Republic of) 5.625% 5/30/2037	EUR10,935	11,939
Romania (Republic of) 5.625% 5/30/2037	8,370	9,138
Romania (Republic of) 2.625% 12/2/2040	3,000	2,180
Romania (Republic of) 6.00% 9/24/2044	7,200	7,667
Romania (Republic of) 7.625% 1/17/2053 (a)	USD200	210
Romania (Republic of), Series 4Y, 7.20% 5/31/2027	RON3,750	856
Romania (Republic of), Series 1, 2.10% 10/8/2027	JPY900,000	5,586
Romania (Republic of), Series 6Y, 8.75% 10/30/2028	RON3,860	916
Romania (Republic of), Series 8Y, 4.85% 7/25/2029	8,200	1,750
Romania (Republic of), Series 15Y, 4.75% 10/11/2034	4,990	962
		60,518
Saudi Arabia 1.54%
Gaci First Investment Co. 5.00% 10/13/2027	USD200	200
Saudi Arabia (Kingdom of) 3.25% 10/26/2026	1,800	1,788
Saudi Arabia (Kingdom of) 4.75% 1/18/2028 (a)	1,100	1,103
Saudi Arabia (Kingdom of) 4.75% 1/18/2028	1,000	1,003
Saudi Arabia (Kingdom of) 4.25% 9/9/2030	600	587
Saudi Arabia (Kingdom of) 5.375% 1/13/2031	1,095	1,120
Saudi Arabia (Kingdom of) 4.875% 7/18/2033	7,493	7,412
Saudi Arabia (Kingdom of) 4.875% 7/18/2033 (a)	3,178	3,143
Saudi Arabia (Kingdom of) 5.625% 1/13/2035 (a)	3,785	3,921
Saudi Arabia (Kingdom of) 5.625% 1/13/2035	1,410	1,460
Saudi Arabia (Kingdom of) 4.875% 9/9/2035 (a)	5,820	5,680
Saudi Arabia (Kingdom of) 4.875% 9/9/2035	830	810
Saudi Arabia (Kingdom of) 4.875% 1/12/2036 (a)	6,400	6,245
Saudi Arabia (Kingdom of) 5.25% 1/16/2050	6,100	5,466
Saudi Arabia (Kingdom of) 5.00% 1/18/2053	7,000	5,932
American Funds Emerging Markets Bond Fund — Page 6 of 28

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Saudi Arabia (continued)	Principal amount (000)	Value (000)
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	USD11,065	$10,460
Saudi Arabia (Kingdom of) 5.875% 1/12/2056 (a)	3,920	3,757
		60,087
Chile 1.41%
Chile (Republic of) 1.90% 9/1/2030 (b)	CLP14,223,494	15,466
Chile (Republic of) 4.70% 9/1/2030	14,770,000	15,556
Chile (Republic of) 4.35% 4/13/2031	USD3,765	3,696
Chile (Republic of) 2.55% 1/27/2032	4,500	3,991
Chile (Republic of) 3.375% 4/14/2032	EUR761	856
Chile (Republic of) 6.00% 4/1/2033	CLP2,500,000	2,777
Chile (Republic of) 3.80% 7/1/2035	EUR3,170	3,574
Chile (Republic of) 4.95% 1/5/2036	USD800	792
Chile (Republic of) 5.30% 11/1/2037	CLP1,710,000	1,800
Chile (Republic of) 3.10% 5/7/2041	USD2,150	1,634
Chile (Republic of) 4.34% 3/7/2042	5,385	4,728
Chile (Republic of) 4.00% 1/31/2052	200	156
		55,026
Egypt 1.40%
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP130,270	2,394
Egypt (Arab Republic of) 5.80% 9/30/2027	USD2,000	1,977
Egypt (Arab Republic of) 24.458% 10/1/2027	EGP439,390	8,097
Egypt (Arab Republic of) 6.588% 2/21/2028	USD2,115	2,107
Egypt (Arab Republic of) 7.60% 3/1/2029	660	677
Egypt (Arab Republic of) 8.625% 2/4/2030 (a)	1,700	1,760
Egypt (Arab Republic of) 5.625% 4/16/2030	EUR1,000	1,085
Egypt (Arab Republic of) 5.875% 2/16/2031	USD3,350	3,091
Egypt (Arab Republic of) 7.053% 1/15/2032	2,959	2,799
Egypt (Arab Republic of) 7.625% 5/29/2032	9,430	9,120
Egypt (Arab Republic of) 7.625% 5/29/2032 (a)	575	556
Egypt (Arab Republic of) 9.45% 2/4/2033 (a)	2,550	2,685
Egypt (Arab Republic of) 9.45% 2/4/2033	645	679
Egypt (Arab Republic of) 8.50% 1/31/2047	5,160	4,462
Egypt (Arab Republic of) 7.903% 2/21/2048	599	489
Egypt (Arab Republic of) 8.70% 3/1/2049	3,085	2,710
Egypt (Arab Republic of) 8.875% 5/29/2050	660	583
Egypt (Arab Republic of) 8.75% 9/30/2051	880	774
Egypt (Arab Republic of) 8.15% 11/20/2059	9,750	7,970
Egypt (Arab Republic of) 7.50% 2/16/2061	840	640
		54,655
Kazakhstan 1.23%
Development Bank of Kazakhstan JSC 10.95% 5/6/2026	KZT613,500	1,280
Development Bank of Kazakhstan JSC 10.95% 5/6/2026	522,000	1,089
Development Bank of Kazakhstan JSC 13.00% 4/15/2027	868,500	1,763
Development Bank of Kazakhstan JSC 13.00% 4/15/2027	400,000	812
Development Bank of Kazakhstan JSC 13.489% 5/23/2028	122,000	242
Development Bank of Kazakhstan JSC 18.40% 10/16/2028	4,088,000	8,870
Kazakhstan (Republic of) 5.30% 10/19/2027	2,538,260	4,557
Kazakhstan (Republic of) 6.50% 10/24/2027	6,923,735	12,635
Kazakhstan (Republic of) 5.50% 7/1/2037 (a)	USD12,220	12,307
American Funds Emerging Markets Bond Fund — Page 7 of 28

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Kazakhstan (continued)	Principal amount (000)	Value (000)
Kazakhstan (Republic of) 5.50% 7/1/2037	USD1,570	$1,581
Kazakhstan (Republic of), Series 5Y, 15.35% 11/18/2027	KZT1,469,780	3,032
		48,168
Thailand 1.20%
Export-Import Bank of Thailand 5.354% 5/16/2029	USD4,300	4,404
Thailand (Kingdom of) 1.00% 6/17/2027	THB77,000	2,359
Thailand (Kingdom of) 2.40% 3/17/2029	40,000	1,259
Thailand (Kingdom of) 1.66% 3/17/2030	152,000	4,666
Thailand (Kingdom of) 2.00% 12/17/2031	77,400	2,407
Thailand (Kingdom of) 3.35% 6/17/2033	73,000	2,437
Thailand (Kingdom of) 1.84% 5/17/2036	442,000	13,147
Thailand (Kingdom of) 2.00% 6/17/2042	3	— (c)
Thailand (Kingdom of) 3.45% 6/17/2043	313,501	9,941
Thailand (Kingdom of) 4.675% 6/29/2044	22,013	803
Thailand (Kingdom of) 2.875% 6/17/2046	80,183	2,339
Thailand (Kingdom of) 3.15% 6/17/2050	24,548	719
Thailand (Kingdom of) 4.00% 6/17/2055	75,166	2,582
		47,063
Philippines 1.09%
Philippines (Republic of) 6.375% 7/27/2030	PHP96,950	1,579
Philippines (Republic of) 6.00% 8/20/2030	118,340	1,909
Philippines (Republic of) 1.648% 6/10/2031	USD5,600	4,806
Philippines (Republic of) 6.75% 9/15/2032	PHP858,400	14,066
Philippines (Republic of) 5.609% 4/13/2033	USD2,400	2,477
Philippines (Republic of) 6.375% 4/28/2035	PHP114,000	1,811
Philippines (Republic of) 5.00% 1/27/2036	USD8,641	8,415
Philippines (Republic of) 3.95% 1/20/2040	5,450	4,591
Philippines (Republic of) 2.95% 5/5/2045	3,000	2,009
Philippines (Republic of) 5.95% 10/13/2047	1,000	1,013
		42,676
Turkey 0.88%
Turkey (Republic of) 39.40% 6/16/2027 (d)	TRY124,940	2,820
Turkey (Republic of) 6.50% 4/26/2030 (a)	USD600	599
Turkey (Republic of) 9.125% 7/13/2030	1,400	1,529
Turkey (Republic of) 7.125% 7/17/2032	4,200	4,184
Turkey (Republic of), Series 2Y, 36.00% 8/12/2026	TRY205,465	4,547
Turkey (Republic of), Series 5Y, 9.875% 1/15/2028	USD1,935	2,068
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	TRY156,213	2,492
Turkey (Republic of), Series 10Y, 5.875% 6/26/2031	USD1,900	1,819
Turkey (Republic of), Series 10Y, 17.80% 7/13/2033	TRY1,387	19
Turkey (Republic of), Series 12Y, 6.50% 9/20/2033	USD1,800	1,717
Turkey (Republic of), Series 30Y, 6.00% 1/14/2041	600	499
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	13,650	9,611
Turkey (Republic of), Series 30Y, 5.75% 5/11/2047	3,075	2,303
		34,207
Republic of Angola 0.82%
Angola (Republic of) 8.25% 5/9/2028	2,450	2,474
Angola (Republic of) 8.00% 11/26/2029	4,540	4,496
Angola (Republic of) 8.00% 11/26/2029 (a)	1,500	1,485
Angola (Republic of) 9.244% 1/15/2031	935	948
American Funds Emerging Markets Bond Fund — Page 8 of 28

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Republic of Angola (continued)	Principal amount (000)	Value (000)
Angola (Republic of) 8.75% 4/14/2032	USD18,125	$17,623
Angola (Republic of) 8.75% 4/14/2032 (a)	500	486
Angola (Republic of) 9.375% 3/31/2033 (a)	600	594
Angola (Republic of) 9.875% 3/31/2037 (a)	3,875	3,839
		31,945
South Korea 0.77%
Export-Import Bank of Korea 8.00% 10/16/2028	INR391,200	4,165
Export-Import Bank of Korea 7.40% 2/5/2030	344,100	3,598
Export-Import Bank of Korea 8.10% 10/16/2030	287,700	3,066
Korea Development Bank (The) 7.40% 1/25/2029	719,800	7,565
Korea Development Bank (The) 7.25% 6/11/2029	330,100	3,450
Korea Development Bank (The) 7.40% 1/17/2030	321,000	3,332
Korea Electric Power Corp. 4.00% 6/14/2027 (a)	USD200	200
Korea Electric Power Corp. 4.75% 2/13/2028 (a)	1,100	1,110
Korea National Oil Corp. 4.625% 3/31/2028 (a)	400	403
Korea National Oil Corp. 4.875% 4/3/2028 (a)	200	202
Korea National Oil Corp. 4.75% 3/31/2030 (a)	1,050	1,062
Korea National Oil Corp. 2.625% 4/18/2032	200	179
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	KRW2,513,790	1,680
		30,012
Panama 0.73%
Panama (Republic of) 3.16% 1/23/2030	USD5,144	4,814
Panama (Republic of) 2.252% 9/29/2032	1,370	1,129
Panama (Republic of) 6.875% 1/31/2036	2,931	3,123
Panama (Republic of) 8.00% 3/1/2038	9,823	11,270
Panama (Republic of) 7.875% 3/1/2057	7,200	8,376
		28,712
Honduras 0.53%
Honduras (Republic of) 6.25% 1/19/2027	10,714	10,778
Honduras (Republic of) 6.25% 1/19/2027 (a)	263	265
Honduras (Republic of) 5.625% 6/24/2030	8,408	8,353
Honduras (Republic of) 5.625% 6/24/2030 (a)	1,255	1,247
		20,643
Republic of Cote d’Ivoire 0.52%
Cote d’Ivoire (Republic of) 5.25% 3/22/2030	EUR1,600	1,829
Cote d’Ivoire (Republic of) 5.25% 3/22/2030	1,380	1,577
Cote d’Ivoire (Republic of) 5.875% 10/17/2031	3,930	4,454
Cote d’Ivoire (Republic of) 5.875% 10/17/2031	1,645	1,865
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	4,992	5,392
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	970	1,048
Cote d’Ivoire (Republic of) 7.625% 1/30/2033	USD1,990	2,027
Cote d’Ivoire (Republic of) 6.875% 10/17/2040	EUR1,800	1,962
		20,154
Senegal 0.44%
Senegal (Republic of) 4.75% 3/13/2028	6,133	4,468
Senegal (Republic of) 4.75% 3/13/2028	1,067	777
Senegal (Republic of) 6.25% 5/23/2033	USD7,436	3,979
Senegal (Republic of) 5.375% 6/8/2037	EUR8,306	4,883
American Funds Emerging Markets Bond Fund — Page 9 of 28

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Senegal (continued)	Principal amount (000)	Value (000)
Senegal (Republic of) 5.375% 6/8/2037	EUR1,000	$588
Senegal (Republic of) 6.75% 3/13/2048	USD4,900	2,507
		17,202
Federal Republic of Nigeria 0.43%
Nigeria (Republic of) 18.50% 2/21/2031	NGN4,988,900	3,911
Nigeria (Republic of) 7.875% 2/16/2032	USD6,830	6,925
Nigeria (Republic of) 10.375% 12/9/2034	1,500	1,721
Nigeria (Republic of) 8.631% 1/13/2036 (a)	1,795	1,872
Nigeria (Republic of) 7.696% 2/23/2038	500	484
Nigeria (Republic of) 8.25% 9/28/2051	1,795	1,729
		16,642
Benin 0.34%
Benin (Republic of) 7.96% 2/13/2038 (a)	13,340	13,113
Morocco 0.34%
Morocco (Kingdom of) 5.95% 3/8/2028 (a)	1,225	1,247
Morocco (Kingdom of) 3.875% 4/2/2029	EUR5,940	6,831
Morocco (Kingdom of) 4.75% 4/2/2035	3,710	4,238
Morocco (Kingdom of) 4.75% 4/2/2035	690	788
		13,104
Republic of Kenya 0.31%
Kenya (Republic of) 6.30% 1/23/2034	USD3,600	2,999
Kenya (Republic of) 9.50% 3/5/2036 (a)	5,225	5,126
Kenya (Republic of) 9.50% 3/5/2036	3,100	3,042
Kenya (Republic of) 8.25% 2/28/2048	1,300	1,133
		12,300
United Arab Emirates 0.31%
Abu Dhabi (Emirate of) 2.50% 9/30/2029 (a)	350	328
Abu Dhabi (Emirate of) 1.70% 3/2/2031	4,200	3,684
Abu Dhabi (Emirate of) 3.125% 9/30/2049	550	364
Abu Dhabi (Emirate of) 5.50% 4/30/2054 (a)	4,225	4,053
Abu Dhabi (Emirate of) 5.50% 4/30/2054	2,300	2,206
Sharjah (Emirate of) 5.433% 4/17/2035 (a)	1,500	1,448
		12,083
Mozambique 0.29%
Mozambique (Republic of) 9.00% 9/15/2031	15,080	11,339
Albania 0.25%
Albania (Republic of) 5.90% 6/9/2028	EUR2,140	2,558
Albania (Republic of) 4.75% 2/14/2035	6,300	7,150
		9,708
American Funds Emerging Markets Bond Fund — Page 10 of 28

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Gabon 0.21%	Principal amount (000)	Value (000)
Gabonese (Republic of) 6.625% 2/6/2031	USD1,031	$864
Gabonese (Republic of) 6.625% 2/6/2031 (a)	400	335
Gabonese (Republic of) 7.00% 11/24/2031	8,020	6,641
Gabonese (Republic of) 7.00% 11/24/2031 (a)	410	339
		8,179
Argentina 0.21%
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027) (e)	9,680	8,117
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027) (e)	7	5
Argentine Republic 0% 12/15/2035	600	22
		8,144
Dominican Republic 0.16%
Dominican Republic (Government of) 5.50% 2/22/2029 (a)	1,420	1,411
Dominican Republic (Government of) 5.50% 2/22/2029	500	497
Dominican Republic (Government of) 4.50% 1/30/2030	700	667
Dominican Republic (Government of) 4.50% 1/30/2030 (a)	400	381
Dominican Republic (Government of) 7.05% 2/3/2031 (a)	665	689
Dominican Republic (Government of) 5.875% 1/30/2060	1,840	1,542
Dominican Republic (Government of) 5.875% 1/30/2060 (a)	1,342	1,125
		6,312
Sultanate of Oman 0.16%
Oman (Sultanate of) 5.625% 1/17/2028	1,000	1,013
Oman (Sultanate of) 4.875% 6/15/2030 (a)	800	797
Oman (Sultanate of) 6.25% 1/25/2031	1,300	1,356
Oman (Sultanate of) 6.75% 1/17/2048	2,800	2,918
		6,084
Macedonia 0.15%
North Macedonia (Republic of) 4.75% 1/21/2034	EUR5,175	5,685
Bosnia-Herzegovina 0.14%
Republika Srpska 6.25% 4/2/2031	4,885	5,675
Slovakia 0.14%
Slovak Republic 3.75% 2/27/2040	4,900	5,441
Kuwait 0.12%
Kuwait (State of) 4.652% 10/9/2035 (a)	USD3,825	3,679
Kuwait (State of) 4.652% 10/9/2035	1,220	1,173
		4,852
Mongolia 0.12%
Mongolia (State of) 5.95% 3/9/2032 (a)	4,830	4,759
American Funds Emerging Markets Bond Fund — Page 11 of 28

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Paraguay 0.08%	Principal amount (000)	Value (000)
Paraguay (Republic of) 5.00% 4/15/2026	USD46	$46
Paraguay (Republic of) 4.95% 4/28/2031	952	951
Paraguay (Republic of) 5.60% 3/13/2048 (a)	2,432	2,247
		3,244
Bulgaria 0.05%
Bulgaria (Republic of) 3.50% 5/7/2034	EUR200	227
Bulgaria (Republic of) 3.375% 7/18/2035	445	493
Bulgaria (Republic of), Series 13Y, 5.00% 3/5/2037	USD1,442	1,395
		2,115
Lithuania 0.05%
Lithuania (Republic of) 4.25% 9/10/2045	EUR1,840	2,079
Uruguay 0.04%
Uruguay (Oriental Republic of) 8.00% 10/29/2035	UYU59,455	1,494
Azerbaijan 0.04%
Azerbaijan (Republic of) 3.50% 9/1/2032	USD1,610	1,485
Islamic Republic of Pakistan 0.02%
Pakistan (Islamic Republic of) 6.00% 4/8/2026	400	400
Pakistan (Islamic Republic of) 7.95% 1/31/2029	600	594
		994
Qatar 0.01%
Qatar (State of) 6.40% 1/20/2040	380	424
Serbia 0.01%
Serbia (Republic of) 6.50% 9/26/2033 (a)	380	397
Total bonds & notes of governments & government agencies outside the U.S.		2,728,789
Corporate bonds and notes 17.20% Energy 4.33%
3R Lux SARL 9.75% 2/5/2031 (a)	1,420	1,459
3R Lux SARL 9.75% 2/5/2031	598	614
Abu Dhabi Crude Oil Pipeline, LLC 3.65% 11/2/2029	845	813
Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	5,250	4,570
Adnoc Murban RSC, Ltd. 5.125% 9/11/2054 (a)	450	388
AI Candelaria (Spain) SA 7.50% 12/15/2028	237	241
AI Candelaria (Spain) SA 5.75% 6/15/2033	2,950	2,604
AI Candelaria (Spain) SA 5.75% 6/15/2033 (a)	2,250	1,986
Azule Energy Finance PLC 8.25% 1/22/2031	2,040	2,062
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	4,780	4,976
Ecopetrol SA 8.625% 1/19/2029	1,181	1,249
Ecopetrol SA 4.625% 11/2/2031	590	525
Ecopetrol SA 8.875% 1/13/2033	1,730	1,822
Ecopetrol SA 8.375% 1/19/2036	700	710
Ecopetrol SA 5.875% 5/28/2045	457	337
EIG Pearl Holdings SARL 3.545% 8/31/2036	5,432	4,867
American Funds Emerging Markets Bond Fund — Page 12 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Empresa Nacional del Petroleo 5.95% 7/30/2034 (a)	USD2,690	$2,719
Empresa Nacional del Petroleo 5.95% 7/30/2034	300	303
FORESEA Holding SA 7.50% 6/15/2030	939	922
Galaxy Pipeline Assets Bidco, Ltd. 2.94% 9/30/2040	3,778	3,062
Galaxy Pipeline Assets Bidco, Ltd. 3.25% 9/30/2040	1,700	1,309
GeoPark, Ltd. 5.50% 1/17/2027	1,733	1,688
GeoPark, Ltd. 8.75% 1/31/2030 (a)	2,600	2,563
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (a)	5,940	5,968
GreenSaif Pipelines Bidco SARL 6.129% 2/23/2038	5,790	5,870
GreenSaif Pipelines Bidco SARL 6.103% 8/23/2042	600	597
Guara Norte SARL 5.198% 6/15/2034 (a)	1,853	1,798
Guara Norte SARL 5.198% 6/15/2034	1,694	1,644
Indika Energy Tbk PT 8.75% 5/7/2029	1,100	1,088
Modec Finance BV 7.84% 7/15/2026 (f)(g)	200	202
MV24 Capital BV 6.748% 6/1/2034	2,603	2,599
MV24 Capital BV 6.748% 6/1/2034 (a)	639	638
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (a)	240	236
Oleoducto Central SA 4.00% 7/14/2027 (a)	1,853	1,830
Oleoducto Central SA 4.00% 7/14/2027	900	889
Petroleos Mexicanos 7.47% 11/12/2026	MXN410,518	22,765
Petroleos Mexicanos 4.75% 2/26/2029	EUR1,000	1,150
Petroleos Mexicanos 6.84% 1/23/2030	USD6,000	6,017
Petroleos Mexicanos 5.95% 1/28/2031	7,206	6,895
Petroleos Mexicanos 6.70% 2/16/2032	6,800	6,661
Petroleos Mexicanos 6.625% 6/15/2035	1,200	1,119
Petroleos Mexicanos 6.375% 1/23/2045	1,250	985
Petroleos Mexicanos 6.75% 9/21/2047	2,000	1,597
Petroleos Mexicanos 7.69% 1/23/2050	4,400	3,813
PETRONAS Capital, Ltd. 3.50% 4/21/2030 (a)	1,200	1,157
PETRONAS Capital, Ltd. 3.50% 4/21/2030	800	771
PETRONAS Capital, Ltd. 4.95% 1/3/2031 (a)	5,500	5,623
PETRONAS Capital, Ltd. 5.34% 4/3/2035 (a)	2,000	2,054
PETRONAS Capital, Ltd. 5.34% 4/3/2035	1,000	1,027
PETRONAS Capital, Ltd. 4.50% 3/18/2045	200	174
PETRONAS Capital, Ltd. 5.848% 4/3/2055	200	205
PETRONAS Capital, Ltd. 3.404% 4/28/2061	250	165
Pluspetrol SA 8.125% 5/18/2031 (a)	3,900	3,985
Prio Luxembourg Holding SARL 6.75% 10/15/2030 (a)	600	584
PTT PCL 4.50% 10/25/2042	500	437
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027 (a)	278	272
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027	200	195
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	1,228	1,161
PTTEP Treasury Center Co., Ltd. 3.903% 12/6/2059	200	148
Qatar Energy 3.125% 7/12/2041 (a)	2,995	2,181
Qatar Energy 3.125% 7/12/2041	325	237
Qatar Energy 3.30% 7/12/2051 (a)	2,710	1,756
Raizen Fuels Finance SA 5.30% 1/20/2027 (h)	2,320	1,302
Raizen Fuels Finance SA 6.25% 7/8/2032 (h)	4,254	2,361
Raizen Fuels Finance SA 6.45% 3/5/2034 (h)	2,376	1,308
Raizen Fuels Finance SA 6.45% 3/5/2034 (a)(h)	200	110
Reliance Industries, Ltd. 6.25% 10/19/2040	500	543
Reliance Industries, Ltd. 4.875% 2/10/2045	250	228
Reliance Industries, Ltd. 3.625% 1/12/2052	300	212
Saudi Arabian Oil Co. 5.75% 7/17/2054 (a)	1,540	1,419
American Funds Emerging Markets Bond Fund — Page 13 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Thaioil Treasury Center Co., Ltd. 3.50% 10/17/2049	USD200	$136
TMS ISSUER SARL 5.78% 8/23/2032	1,762	1,790
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (a)	2,960	3,125
Transportadora de Gas del Sur SA 7.75% 11/20/2035 (a)	2,820	2,867
Vista Energy Argentina S.A.U. 8.50% 6/10/2033 (a)	1,800	1,884
Vista Energy Argentina S.A.U. 8.50% 6/10/2033	1,200	1,256
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (a)	5,550	5,624
Yinson Boronia Production BV 8.947% 7/31/2042	971	1,060
YPF SA 8.50% 6/27/2029	300	309
YPF SA 8.75% 9/11/2031 (a)	2,050	2,142
YPF SA 8.25% 1/17/2034 (a)	3,085	3,150
		169,108
Financials 2.73%
Banco de Chile 2.99% 12/9/2031	1,095	994
Banco de Credito del Peru SA 3.25% 9/30/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026) (e)	7,535	7,417
Banco de Credito del Peru SA 3.25% 9/30/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026) (a)(e)	2,955	2,909
Banco Internacional del Peru SAA 4.80% 7/15/2031 (a)	5,175	5,100
Bancolombia SA 8.625% 12/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.32% on 12/24/2029) (e)	1,505	1,580
Bangkok Bank Public Co., Ltd. 4.45% 9/19/2028 (a)	1,500	1,495
Bangkok Bank Public Co., Ltd. 4.45% 9/19/2028	900	897
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (e)	7,997	7,551
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027) (e)	4,850	4,832
BBVA Bancomer SA 5.125% 1/18/2033 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 1/17/2028) (e)	1,335	1,298
BBVA Bancomer SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029) (e)	5,231	5,141
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (a)(e)	4,030	4,171
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (e)	3,505	3,771
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (a)(e)	640	689
Grupo Aval, Ltd. 4.375% 2/4/2030 (g)	1,065	996
Hongkong Land Finance (Cayman Islands) Co., Ltd. (The) 5.25% 7/14/2033 (g)	1,737	1,790
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (e)	1,000	947
HSBC Holdings PLC (USD-SOFR + 1.57%) 3.63% 5/13/2031 (d)	3,250	3,278
HSBC Holdings PLC 5.24% 5/13/2031 (USD-SOFR + 1.57% on 5/13/2030) (e)	1,000	1,014
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (e)	800	716
HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032) (e)	1,900	2,178
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (e)	3,100	3,270
IIFL Finance, Ltd. 8.75% 7/24/2028 (a)	4,490	4,549
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (e)	17,900	17,731
Manappuram Finance, Ltd. 7.375% 5/12/2028	5,700	5,739
Muangthai Capital PCL 6.875% 9/30/2028	4,500	4,471
NongHyup Bank 4.875% 7/3/2028 (a)	1,395	1,415
Power Finance Corp., Ltd. 3.90% 9/16/2029	500	485
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	1,250	1,267
American Funds Emerging Markets Bond Fund — Page 14 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027) (e)	USD6,800	$6,572
Standard Chartered PLC 6.228% 1/21/2036 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.43% on 1/21/2035) (a)(e)	775	816
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031	500	459
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051 (a)	1,120	862
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051	200	154
		106,554
Utilities 2.58%
Aegea Finance SARL 9.00% 1/20/2031 (a)	1,845	1,849
Aegea Finance SARL 9.00% 1/20/2031	500	501
AES Andes SA, junior subordinated, 8.15% 6/10/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.835% on 6/10/2030) (a)(e)	1,370	1,441
AES Panama Generation Holdings, SRL 4.375% 5/31/2030	2,464	2,283
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (a)	667	618
Alfa Transmisora De Energia SA 4.55% 9/27/2051	3,456	2,630
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (a)	1,099	836
Buffalo Energy Mexico Holdings, SA de CV, 7.875% 2/15/2039	4,758	4,985
Buffalo Energy Mexico Holdings, SA de CV, 7.875% 2/15/2039 (a)	729	763
Chile Electricity Lux MPC II SARL 5.672% 10/20/2035 (a)	4,718	4,768
Chile Electricity Lux MPC SARL 6.01% 1/20/2033 (a)	2,240	2,317
Chile Electricity Lux MPC SARL 6.01% 1/20/2033	1,548	1,601
China Huaneng Group Co., Ltd. 5.30% perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027) (e)	801	812
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	10,574	10,549
Cikarang Listrindo Tbk PT 5.65% 3/12/2035	600	595
Empresas Publicas de Medellin ESP 8.375% 11/8/2027	COP16,026,000	4,006
Empresas Publicas de Medellin ESP 8.375% 11/8/2027	1,400,000	350
Empresas Publicas de Medellin ESP 4.25% 7/18/2029 (a)	USD1,022	951
Enfragen Energia Sur SA 5.375% 12/30/2030	8,744	7,971
Enfragen Energia Sur SA 8.499% 6/30/2032 (a)	6,460	6,528
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026	1,100	1,098
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026 (a)	510	509
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% 1/31/2041	297	298
Greenko Power II, Ltd. 4.30% 12/13/2028	5,436	5,117
Greenko Wind Projects (Mauritius), Ltd. 7.25% 9/27/2028	1,478	1,468
Interchile SA 4.50% 6/30/2056	460	378
Investment Energy Resources, Ltd. 6.25% 4/26/2029 (a)	920	917
Kallpa Generacion SA 5.875% 1/30/2032 (a)	200	205
Kallpa Generacion SA 5.50% 9/11/2035	400	393
Light Energia SA 4.375% 6/18/2026	798	778
Light Servicos de Eletricidade SA 4.21% 12/19/2032	354	249
Light Servicos de Eletricidade SA 2.26% PIK 12/19/2037 (i)	150	41
Minejesa Capital BV 4.625% 8/10/2030	1,493	1,478
Minejesa Capital BV 5.625% 8/10/2037	1,200	1,145
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag 7.50% 6/9/2028	665	692
Niagara Energy S.A.C. 5.746% 10/3/2034	700	699
NOVA Securitisation SARL 6.50% 2/3/2036 (a)	4,500	4,286
Saavi Energia SARL 8.875% 2/10/2035 (a)	9,020	9,477
SAEL, Ltd. 7.80% 7/31/2031 (a)	1,867	1,868
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (e)	4,710	4,585
American Funds Emerging Markets Bond Fund — Page 15 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (e)	USD6,918	$6,831
YPF Energia Electrica SA 7.875% 10/16/2032 (a)	1,615	1,642
YPF Energia Electrica SA 7.875% 10/16/2032	400	407
		100,915
Consumer discretionary 2.07%
Alibaba Group Holding, Ltd. 5.25% 5/26/2035	3,800	3,906
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	400	363
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	8,100	5,956
Alibaba Group Holding, Ltd. 4.20% 12/6/2047	1,100	910
Alibaba Group Holding, Ltd. 5.625% 11/26/2054	2,590	2,580
Arcos Dorados BV 6.375% 1/29/2032 (a)	7,455	7,675
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	9,600	8,525
GOHL Capital, Ltd., 4.25% 1/24/2027	8,900	8,813
Meituan 4.625% 10/2/2029	1,150	1,144
Meituan 3.05% 10/28/2030	3,550	3,271
Meituan 3.05% 10/28/2030 (a)	250	230
Meituan 4.75% 11/5/2032 (a)	865	842
Meituan 5.125% 11/5/2035 (a)	2,170	2,095
Meituan 5.125% 11/5/2035	400	386
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (g)	700	691
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (a)	200	197
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (g)	1,805	1,768
Melco Resorts Finance, Ltd. 5.375% 12/4/2029 (g)	3,084	2,965
Melco Resorts Finance, Ltd. 5.375% 12/4/2029 (a)	2,250	2,163
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (a)	5,600	5,688
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (g)	500	508
Motherson Global Investments BV 5.625% 7/11/2029 (a)	1,405	1,428
Motherson Global Investments BV 5.625% 7/11/2029	1,000	1,017
Prosus NV 4.987% 1/19/2052	290	221
Prosus NV 4.027% 8/3/2050	1,110	744
Sands China, Ltd. 5.40% 8/8/2028	500	504
Sands China, Ltd. 4.375% 6/18/2030	3,100	2,993
Sands China, Ltd. 3.25% 8/8/2031	5,431	4,919
Studio City Finance, Ltd. 6.50% 1/15/2028	200	198
Studio City Finance, Ltd. 5.00% 1/15/2029	1,570	1,474
Wynn Macau, Ltd. 5.625% 8/26/2028	4,553	4,476
Wynn Macau, Ltd. 6.75% 2/15/2034 (a)	2,100	2,051
		80,701
Materials 1.95%
Alpek, SAB de CV, 3.25% 2/25/2031 (a)	1,285	1,079
Braskem Netherlands Finance BV 4.50% 1/10/2028	3,121	1,516
Braskem Netherlands Finance BV 4.50% 1/31/2030	22,888	10,668
Braskem Netherlands Finance BV 8.50% 1/12/2031	1,700	808
Braskem Netherlands Finance BV 8.50% 1/12/2031 (a)	1,005	477
Braskem Netherlands Finance BV 7.25% 2/13/2033	905	421
Braskem Netherlands Finance BV 7.25% 2/13/2033 (a)	275	128
Braskem Netherlands Finance BV 8.00% 10/15/2034 (a)	1,620	754
Braskem Netherlands Finance BV 5.875% 1/31/2050	1,070	449
CAP SA 3.90% 4/27/2031	200	167
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (a)	2,240	2,227
CSN Inova Ventures 6.75% 1/28/2028 (g)	1,500	1,102
American Funds Emerging Markets Bond Fund — Page 16 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Materials (continued)	Principal amount (000)	Value (000)
CSN Resources SA 8.875% 12/5/2030	USD3,150	$2,237
CSN Resources SA 8.875% 12/5/2030 (a)	1,100	781
CSN Resources SA 4.625% 6/10/2031	1,645	1,010
Fresnillo PLC 4.25% 10/2/2050	2,300	1,747
Fresnillo PLC 4.25% 10/2/2050 (a)	1,270	965
GC Treasury Center Co., Ltd. 2.98% 3/18/2031	1,000	880
GC Treasury Center Co., Ltd. 2.98% 3/18/2031 (a)	375	330
GC Treasury Center Co., Ltd. 6.50% perpetual bonds, (5-year UST Yield Curve Rate T Note Constant Maturity + 2.815% on 12/10/2030) (e)	1,900	1,848
GC Treasury Center Co., Ltd. 6.50% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.815% on 12/10/2030) (a)(e)	400	389
Limak Cimento Sanayi ve Ticaret A.S. 9.75% 7/25/2029	4,838	4,779
Nickel Industries, Ltd. 9.00% 9/30/2030 (a)	2,805	2,812
Nickel Industries, Ltd. 9.00% 9/30/2030	2,431	2,437
POSCO 5.75% 1/17/2028 (a)	200	204
POSCO 4.50% 1/16/2031 (a)	1,340	1,320
POSCO 5.00% 1/16/2036 (a)	885	863
POSCO Holdings, Inc. 5.75% 5/7/2035	400	413
PT Freeport Indonesia 4.763% 4/14/2027	1,836	1,841
PT Freeport Indonesia 4.763% 4/14/2027 (a)	364	365
PT Freeport Indonesia 5.315% 4/14/2032	600	597
PT Freeport Indonesia 6.20% 4/14/2052	600	582
PT Krakatau Posco 6.375% 6/11/2027	3,500	3,521
PT Krakatau Posco 6.375% 6/11/2029	3,900	3,925
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (e)(i)	3,156	3,107
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (a)(e)(i)	813	800
Sasol Financing USA, LLC 4.375% 9/18/2026	7,520	7,488
Sasol Financing USA, LLC 8.75% 5/3/2029 (g)	2,150	2,239
Sasol Financing USA, LLC 8.75% 4/10/2033 (a)	2,510	2,510
Suzano Austria gmbh 3.125% 1/15/2032	600	528
Suzano Netherlands BV 5.50% 1/15/2036	300	291
Vale Overseas, Ltd. 6.40% 6/28/2054	240	243
West China Cement, Ltd. 9.90% 12/4/2028	5,967	5,412
		76,260
Communication services 1.57%
Advanced Info Service PCL 4.894% 3/4/2036	3,170	3,092
America Movil, SAB de CV, 10.125% 1/22/2029	MXN127,720	7,310
America Movil, SAB de CV, 2.875% 5/7/2030	USD4,100	3,822
America Movil, SAB de CV, 9.50% 1/27/2031	MXN208,990	11,674
America Movil, SAB de CV, 10.30% 1/30/2034	96,250	5,542
America Movil, SAB de CV, 6.375% 3/1/2035	USD3,135	3,403
CT Trust 5.125% 2/3/2032	1,045	975
HTA Group, Ltd. 6.75% 4/1/2031 (a)	11,280	11,162
IHS Holding, Ltd. 7.875% 5/29/2030	5,000	5,070
Kuaishou Technology 4.75% 1/22/2036 (a)	1,000	964
Millicom International Cellular SA 4.50% 4/27/2031	1,050	958
PLDT, Inc. 2.50% 1/23/2031	200	183
PLDT, Inc. 3.45% 6/23/2050	200	141
Tencent Holdings, Ltd. 2.39% 6/3/2030	500	466
Tencent Holdings, Ltd. 3.925% 1/19/2038	200	182
Tencent Holdings, Ltd. 3.68% 4/22/2041	400	342
Tencent Holdings, Ltd. 3.24% 6/3/2050	3,360	2,363
Tencent Holdings, Ltd. 3.24% 6/3/2050 (a)	900	633
American Funds Emerging Markets Bond Fund — Page 17 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Tencent Holdings, Ltd. 3.84% 4/22/2051	USD2,600	$2,015
Tencent Holdings, Ltd. 3.29% 6/3/2060	200	133
Turkcell Iletisim Hizmetleri AS 7.45% 1/24/2030	1,010	1,024
		61,454
Industrials 1.23%
Ambipar Lux SARL 9.875% 2/6/2031 (h)	600	113
Ambipar Lux SARL 10.875% 2/5/2033 (a)(h)	200	31
Bidvest Group (UK) PLC 6.20% 9/17/2032	3,431	3,430
CK Hutchison International (19) II, Ltd. 3.375% 9/6/2049	600	431
CK Hutchison International (21), Ltd. 3.125% 4/15/2041 (g)	400	304
CK Hutchison International (23), Ltd. 4.875% 4/21/2033	500	502
CK Hutchison International (24), Ltd. 5.50% 4/26/2034	460	476
CK Hutchison International (24), Ltd. 5.50% 4/26/2034 (a)	400	414
HPHT Finance 25, Ltd. 5.00% 2/21/2030 (g)	400	402
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	3,500	4,052
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (a)	1,160	1,165
LATAM Airlines Group SA 7.875% 4/15/2030 (a)	2,280	2,306
LATAM Airlines Group SA 7.875% 4/15/2030	400	404
LATAM Airlines Group SA 7.625% 1/7/2031 (a)	385	390
LG Energy Solution, Ltd. 5.25% 4/2/2031 (a)	925	923
LG Energy Solution, Ltd. 5.875% 4/2/2036 (a)	1,285	1,276
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (a)	410	419
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	128	131
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036 (a)	750	714
Mexico City Airport Trust 4.25% 10/31/2026	2,100	2,095
Mexico City Airport Trust 5.50% 7/31/2047	2,300	1,916
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (a)	1,510	1,497
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027	200	198
MTR Corp. CI, Ltd. 4.875% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 0.86% on 12/24/2030) (e)	200	201
MTR Corp. CI, Ltd. 5.625% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 1.457% on 12/24/2035) (e)	2,800	2,892
OCP SA 6.75% 5/2/2034 (a)	3,710	3,863
OCP SA 6.70% 3/1/2036 (a)	7,000	7,208
Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036 (a)	786	601
Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036	140	107
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031	6,350	5,716
Transnet 8.25% 2/6/2028	300	311
TSMC Arizona Corp. 3.125% 10/25/2041	1,500	1,224
TSMC Arizona Corp. 3.25% 10/25/2051	200	151
TSMC Arizona Corp. 4.50% 4/22/2052	400	373
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034 (a)	806	827
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034	498	511
Yinson Bergenia Production BV 8.498% 1/31/2045	296	313
		47,887
Consumer staples 0.44%
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028	2,654	2,746
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	2,709	2,492
Indofood CBP Sukses Makmur Tbk PT 3.541% 4/27/2032	2,600	2,374
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	200	159
InRetail Consumer 3.25% 3/22/2028 (a)	2,730	2,627
InRetail Consumer 3.25% 3/22/2028	1,675	1,611
American Funds Emerging Markets Bond Fund — Page 18 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
MARB BondCo PLC 3.95% 1/29/2031 (a)	USD1,500	$1,330
MARB BondCo PLC 3.95% 1/29/2031	1,440	1,277
Minerva Luxembourg SA 4.375% 3/18/2031 (a)	400	363
Minerva Luxembourg SA 8.875% 9/13/2033	1,200	1,283
Minerva Luxembourg SA 8.875% 9/13/2033 (a)	950	1,016
		17,278
Real estate 0.15%
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (a)	725	655
FIBRA Prologis 5.50% 11/26/2035	1,800	1,741
FibraSOMA 4.375% 7/22/2031	1,596	1,457
FibraSOMA 4.375% 7/22/2031 (a)	1,430	1,306
Sun Hung Kai Properties (Capital Market), Ltd. 2.875% 1/21/2030 (g)	200	189
Trust Fibra Uno 7.70% 1/23/2032 (a)	500	528
		5,876
Information technology 0.10%
Lenovo Group, Ltd. 3.421% 11/2/2030	400	378
Lenovo Group, Ltd. 6.536% 7/27/2032	200	215
SK hynix, Inc. 6.375% 1/17/2028	200	206
SK hynix, Inc. 2.375% 1/19/2031 (a)	400	362
SK hynix, Inc. 6.50% 1/17/2033	1,700	1,851
TSMC Global, Ltd. 1.75% 4/23/2028	200	191
TSMC Global, Ltd. 1.375% 9/28/2030	200	176
TSMC Global, Ltd. 2.25% 4/23/2031 (a)	400	362
		3,741
Health care 0.04%
Rede D’Or Finance SARL 4.50% 1/22/2030	1,485	1,419
Municipals 0.01%
Aeropuerto Internacional de Tocumen SA 4.00% 8/11/2041	575	478
Total corporate bonds and notes		671,671
U.S. Treasury bonds & notes 4.50% U.S. Treasury 4.01%
U.S. Treasury 3.50% 9/30/2027	2,775	2,762
U.S. Treasury 3.625% 5/31/2028	4,968	4,949
U.S. Treasury 4.625% 9/30/2028 (j)	13,100	13,353
U.S. Treasury 3.625% 9/30/2030	4,925	4,865
U.S. Treasury 3.50% 2/28/2031	8,023	7,868
U.S. Treasury 3.875% 3/31/2031	8,238	8,213
U.S. Treasury 4.125% 11/15/2032	4,300	4,303
U.S. Treasury 4.25% 3/31/2033	13,907	14,004
U.S. Treasury 3.375% 5/15/2033	2,593	2,470
U.S. Treasury 3.875% 8/15/2034	3,454	3,367
U.S. Treasury 4.25% 11/15/2034	3,500	3,499
U.S. Treasury 4.625% 2/15/2035	6,000	6,156
U.S. Treasury 4.25% 8/15/2035	8,306	8,276
U.S. Treasury 4.125% 2/15/2036	11,500	11,321
U.S. Treasury 4.875% 8/15/2045	3,098	3,087
U.S. Treasury 4.50% 11/15/2054	1,700	1,588
U.S. Treasury 4.625% 2/15/2055 (j)	25,100	23,933
American Funds Emerging Markets Bond Fund — Page 19 of 28

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)		Principal amount (000)	Value (000)
U.S. Treasury 4.75% 8/15/2055		USD12,000	$11,690
U.S. Treasury 4.625% 11/15/2055 (j)		21,968	20,980
			156,684
U.S. Treasury inflation-protected securities 0.49%
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (b)		20,671	19,170
Total U.S. Treasury bonds & notes			175,854
Total bonds, notes & other debt instruments (cost: $3,543,903,000)			3,576,314
Common stocks 0.05% Energy 0.04%		Shares
FORESEA Holding SA, Class C, nonvoting shares		55,880	1,309
FORESEA Holding SA, Class B		6,208	145
			1,454
Utilities 0.01%
Light SA, units (f)(k)		1,023,721	333
Total common stocks (cost: $1,540,000)			1,787
Short-term securities 7.41% Money market investments 6.13%
Capital Group Central Cash Fund 3.71% (l)(m)		2,395,949	239,571
Bills & notes of governments & government agencies outside the U.S. 1.28%	Weighted average yield at acquisition	Principal amount (000)
Egypt (Arab Republic of) 5/5/2026	22.723%	EGP64,625	1,162
Egypt (Arab Republic of) 5/19/2026	21.824	10,600	189
Egypt (Arab Republic of) 5/26/2026	19.869	247,675	4,390
Egypt (Arab Republic of) 6/9/2026	22.522	34,350	605
Egypt (Arab Republic of) 6/30/2026	21.465	139,575	2,420
Egypt (Arab Republic of) 9/8/2026	20.761	192,275	3,196
Egypt (Arab Republic of) 9/29/2026	20.291	50,000	820
Egypt (Arab Republic of) 1/5/2027	19.124	96,575	1,494
Egypt (Arab Republic of) 1/12/2027	18.880	171,000	2,636
Egypt (Arab Republic of) 1/19/2027	19.047	82,975	1,275
Egypt (Arab Republic of) 2/2/2027	19.021	35,625	544
Egypt (Arab Republic of) 2/9/2027	18.398	213,225	3,248
Kazakhstan (Republic of) 2/5/2027	13.579	KZT4,568,304	8,402
Nigeria (Republic of) 8/4/2026	17.437	NGN7,890,418	5,330
Nigeria (Republic of) 9/22/2026	16.337	4,645,104	3,084
Nigeria (Republic of) 1/19/2027	15.843	17,918,300	11,165
			49,960
Total short-term securities (cost: $291,861,000)			289,531
Total investment securities 99.05% (cost: $3,837,304,000)			3,867,632
Other assets less liabilities 0.95%			37,020
Net assets 100.00%			$3,904,652
American Funds Emerging Markets Bond Fund — Page 20 of 28

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	197	7/6/2026	USD40,867	$(284)
5 Year Euro-Bobl Futures	Short	176	6/10/2026	(23,482)	497
5 Year U.S. Treasury Note Futures	Long	878	7/6/2026	94,982	(1,156)
10 Year Euro-Bund Futures	Short	270	6/10/2026	(39,132)	1,070
10 Year U.S. Treasury Note Futures	Long	200	6/30/2026	22,210	(197)
10 Year Ultra U.S. Treasury Note Futures	Short	23	6/30/2026	(2,611)	47
20 Year U.S. Treasury Bond Futures	Long	41	6/30/2026	4,669	(135)
30 Year Euro-Buxl Futures	Short	27	6/10/2026	(3,441)	86
30 Year Ultra U.S. Treasury Bond Futures	Long	187	6/30/2026	21,797	(592)
					$(664)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	26,098	EUR	22,066	Citibank	4/1/2026	$592
EUR	24,266	USD	27,822	Citibank	4/1/2026	227
USD	2,562	EUR	2,200	JPMorgan Chase	4/1/2026	19
USD	49	MXN	850	Morgan Stanley	4/1/2026	2
MXN	850	USD	47	UBS AG	4/1/2026	— (c)
USD	1,903	EUR	1,660	Citibank	4/1/2026	(16)
EUR	1,660	USD	1,963	JPMorgan Chase	4/1/2026	(45)
USD	1,430	ZAR	23,399	Citibank	4/2/2026	48
CNH	34,650	USD	5,003	Bank of America	4/2/2026	29
USD	2,325	CZK	49,000	Citibank	4/2/2026	18
ZAR	17,941	USD	1,051	UBS AG	4/2/2026	9
TRY	18,000	USD	399	JPMorgan Chase	4/2/2026	5
USD	404	TRY	18,000	JPMorgan Chase	4/2/2026	— (c)
USD	468	CZK	9,976	HSBC Bank	4/2/2026	(2)
USD	1,064	ZAR	18,156	JPMorgan Chase	4/2/2026	(9)
USD	5,020	CNH	34,650	HSBC Bank	4/2/2026	(11)
ZAR	23,614	USD	1,408	Morgan Stanley	4/2/2026	(13)
CZK	58,975	USD	2,843	Goldman Sachs	4/2/2026	(65)
USD	1,452	CLP	1,300,542	HSBC Bank	4/6/2026	48
USD	926	MYR	3,650	HSBC Bank	4/6/2026	24
CLP	1,300,542	USD	1,401	Citibank	4/6/2026	4
USD	1,449	HUF	472,820	Citibank	4/7/2026	28
HUF	842,930	EUR	2,174	JPMorgan Chase	4/7/2026	20
HUF	478,239	USD	1,426	Citibank	4/7/2026	12
USD	1,375	ZAR	23,504	Goldman Sachs	4/7/2026	(13)
USD	700	HUF	238,602	JPMorgan Chase	4/7/2026	(17)
ZAR	35,664	USD	2,179	Standard Chartered Bank	4/7/2026	(73)
USD	1,432	CZK	30,200	JPMorgan Chase	4/9/2026	9
USD	7,287	PHP	425,300	Citibank	4/10/2026	271
USD	2,714	PEN	9,268	Citibank	4/10/2026	53
USD	2,168	KRW	3,185,870	Citibank	4/10/2026	49
USD	2,157	KRW	3,171,200	Goldman Sachs	4/10/2026	48
American Funds Emerging Markets Bond Fund — Page 21 of 28

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
COP	6,913,240	USD	1,855	Citibank	4/10/2026	$22
USD	1,736	KRW	2,600,000	Standard Chartered Bank	4/10/2026	7
BRL	7,199	USD	1,386	Citibank	4/10/2026	1
PHP	69,000	USD	1,143	BNP Paribas	4/10/2026	(5)
COP	7,066,663	USD	1,928	Citibank	4/10/2026	(10)
PHP	59,719	USD	1,000	Goldman Sachs	4/10/2026	(15)
USD	1,405	BRL	7,400	Citibank	4/10/2026	(21)
KRW	6,295,438	USD	4,418	Goldman Sachs	4/10/2026	(232)
USD	20,998	COP	81,051,543	Morgan Stanley	4/10/2026	(1,006)
USD	15,482	ZAR	259,054	JPMorgan Chase	4/13/2026	188
USD	7,153	PHP	425,800	Citibank	4/13/2026	131
USD	6,226	PHP	370,800	Goldman Sachs	4/13/2026	111
USD	4,988	MXN	88,557	Morgan Stanley	4/13/2026	52
USD	1,420	CLP	1,273,112	Citibank	4/13/2026	45
USD	1,192	KRW	1,754,450	Bank of America	4/13/2026	25
USD	1,302	CLP	1,189,363	JPMorgan Chase	4/13/2026	17
USD	6,296	PLN	23,334	Citibank	4/13/2026	11
USD	1,397	MXN	24,999	HSBC Bank	4/13/2026	3
USD	645	PLN	2,385	Citibank	4/13/2026	2
USD	1,382	CLP	1,279,220	Morgan Stanley	4/13/2026	1
USD	831	MXN	14,880	Barclays Bank PLC	4/13/2026	1
USD	1,411	PLN	5,240	JPMorgan Chase	4/13/2026	— (c)
USD	3,767	PLN	14,000	Citibank	4/13/2026	(5)
MXN	16,500	USD	929	Morgan Stanley	4/13/2026	(10)
MXN	29,900	USD	1,679	Citibank	4/13/2026	(12)
MXN	24,900	USD	1,401	JPMorgan Chase	4/13/2026	(13)
USD	1,477	EUR	1,290	RBC Capital Markets	4/13/2026	(15)
PLN	6,695	USD	1,819	Citibank	4/13/2026	(16)
USD	2,056	PLN	7,693	RBC Capital Markets	4/13/2026	(17)
PLN	5,100	USD	1,393	JPMorgan Chase	4/13/2026	(20)
PHP	65,000	USD	1,095	Morgan Stanley	4/13/2026	(23)
PLN	10,411	USD	2,835	Citibank	4/13/2026	(30)
KRW	1,754,450	USD	1,210	UBS AG	4/13/2026	(43)
ZAR	85,325	USD	5,099	JPMorgan Chase	4/13/2026	(62)
PLN	61,199	USD	16,554	UBS AG	4/13/2026	(68)
CLP	5,978,706	USD	6,546	Citibank	4/13/2026	(90)
USD	42,852	EUR	36,598	Morgan Stanley	4/14/2026	521
USD	12,399	EUR	10,631	Goldman Sachs	4/14/2026	103
CNH	13,620	USD	1,974	JPMorgan Chase	4/14/2026	6
USD	1,134	CLP	1,050,000	Morgan Stanley	4/14/2026	— (c)
USD	8,675	EUR	7,500	Citibank	4/14/2026	— (c)
USD	2,088	EUR	1,810	Barclays Bank PLC	4/14/2026	(6)
CLP	1,050,000	USD	1,145	Citibank	4/14/2026	(11)
HUF	478,910	USD	1,423	HSBC Bank	4/15/2026	16
HUF	255,050	EUR	653	JPMorgan Chase	4/15/2026	10
USD	636	JPY	100,000	RBC Capital Markets	4/15/2026	5
USD	1,411	HUF	473,500	JPMorgan Chase	4/15/2026	(11)
USD	704	HUF	238,925	Citibank	4/15/2026	(14)
USD	7,865	CZK	167,300	JPMorgan Chase	4/15/2026	(15)
USD	1,385	HUF	468,473	UBS AG	4/15/2026	(22)
CNH	180,000	USD	26,231	Standard Chartered Bank	4/15/2026	(66)
American Funds Emerging Markets Bond Fund — Page 22 of 28

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	7,525	HUF	2,527,905	Barclays Bank PLC	4/15/2026	$(68)
CZK	729,979	USD	34,657	JPMorgan Chase	4/15/2026	(272)
USD	8,222	RON	36,243	JPMorgan Chase	4/16/2026	12
RON	9,730	EUR	1,902	JPMorgan Chase	4/16/2026	4
USD	6,868	PHP	410,646	Bank of New York Mellon	4/20/2026	100
CNH	67,740	USD	9,773	Standard Chartered Bank	4/20/2026	77
USD	18,244	ZAR	308,300	Standard Chartered Bank	4/20/2026	53
CNH	34,000	USD	4,905	UBS AG	4/20/2026	39
USD	3,808	CLP	3,500,000	Morgan Stanley	4/20/2026	28
CNH	57,497	USD	8,343	Bank of New York Mellon	4/20/2026	18
USD	507	MYR	2,000	JPMorgan Chase	4/20/2026	13
USD	1,648	MYR	6,654	JPMorgan Chase	4/20/2026	4
CNH	7,000	USD	1,017	Citibank	4/20/2026	1
USD	2,725	COP	10,100,000	Citibank	4/20/2026	(9)
CLP	3,500,000	USD	3,866	Citibank	4/20/2026	(86)
MYR	57,872	USD	14,671	JPMorgan Chase	4/20/2026	(367)
USD	5,336	PHP	319,000	Bank of New York Mellon	4/21/2026	78
EUR	4,000	USD	4,591	UBS AG	4/22/2026	38
BRL	7,354	USD	1,400	UBS AG	4/22/2026	13
BRL	5,900	USD	1,127	Citibank	4/22/2026	7
USD	1,641	EUR	1,430	UBS AG	4/22/2026	(14)
EUR	7,800	USD	9,052	JPMorgan Chase	4/22/2026	(26)
USD	27,029	EUR	23,400	Barclays Bank PLC	4/22/2026	(48)
USD	50,639	BRL	265,152	Citibank	4/22/2026	(333)
THB	313,617	USD	9,537	HSBC Bank	4/24/2026	86
ZAR	28,400	USD	1,664	Citibank	4/24/2026	11
THB	45,528	USD	1,390	HSBC Bank	4/24/2026	7
USD	2,197	IDR	37,000,000	Goldman Sachs	4/27/2026	18
IDR	6,000,000	USD	357	Bank of America	4/27/2026	(3)
IDR	31,000,000	USD	1,837	Morgan Stanley	4/27/2026	(11)
USD	1,402	CLP	1,300,542	Citibank	5/4/2026	(3)
USD	813	EUR	706	Citibank	5/6/2026	(5)
USD	6,819	EUR	5,903	HSBC Bank	5/6/2026	(16)
USD	47	MXN	850	UBS AG	5/7/2026	(1)
TRY	18,000	USD	388	JPMorgan Chase	5/7/2026	(1)
USD	1,049	ZAR	17,941	UBS AG	5/7/2026	(9)
EUR	1,660	USD	1,907	Citibank	5/8/2026	16
CNH	34,650	USD	5,033	HSBC Bank	5/8/2026	12
USD	27,871	EUR	24,266	Citibank	5/8/2026	(229)
CZK	9,975	USD	468	HSBC Bank	5/13/2026	2
USD	10,744	MXN	186,000	Goldman Sachs	5/26/2026	418
CNH	39,890	USD	5,695	BNP Paribas	5/29/2026	121
USD	5,841	CNH	39,890	Morgan Stanley	5/29/2026	25
USD	1,227	CNH	8,340	Morgan Stanley	8/24/2026	4
CNH	8,340	USD	1,221	UBS AG	8/24/2026	2
						$377
American Funds Emerging Markets Bond Fund — Page 23 of 28

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month PLN-WIBOR	Semi-annual	4.14%	Annual	9/2/2027	PLN508,131	$234	$—	$234
3.515%	Annual	6-month CZK-PRIBOR	Semi-annual	9/2/2027	CZK2,904,955	(1,030)	—	(1,030)
8.9595%	28-day	Overnight MXN-F-TIIE	28-day	11/16/2028	MXN16,500	26	—	26
6-month CZK-PRIBOR	Semi-annual	3.635%	Annual	7/12/2029	CZK68,840	66	—	66
5.086%	Annual	6-month PLN-WIBOR	Semi-annual	7/12/2029	PLN11,980	59	—	59
8.805%	28-day	Overnight MXN-F-TIIE	28-day	11/16/2029	MXN31,650	46	—	46
						$(599)	$—	$(599)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
15.72%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL8,475	$51	$—	$51
14.24%	At maturity	BZDIOVER	At maturity	Bank of America	1/4/2027	3,420	1	—	1
13.975%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	4,135	(3)	—	(3)
13.87%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	12,530	(16)	—	(16)
10.69660495%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	10,441	(178)	—	(178)
10.8325%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	15,000	(216)	—	(216)
12.931%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	10,360	(42)	—	(42)
13.022%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2030	31,500	(157)	—	(157)
							$(560)	$—	$(560)
Investments in affiliates (m)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Short-term securities 6.13%
Money market investments 6.13%
Capital Group Central Cash Fund 3.71% (l)	$211,066	$470,340	$441,820	$18	$(33)	$239,571	$2,402
American Funds Emerging Markets Bond Fund — Page 24 of 28

unaudited
Restricted securities (g)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Melco Resorts Finance, Ltd. 5.375% 12/4/2029	5/22/2024-2/21/2025	$2,886	$2,965	0.08%
Melco Resorts Finance, Ltd. 5.75% 7/21/2028	8/12/2024-11/20/2024	1,749	1,768	0.04
Melco Resorts Finance, Ltd. 5.625% 7/17/2027	1/25/2024-6/26/2024	684	691	0.02
Melco Resorts Finance, Ltd. 7.625% 4/17/2032	11/20/2024-1/14/2026	513	508	0.01
Sasol Financing USA, LLC 8.75% 5/3/2029	7/5/2023-11/20/2024	2,145	2,239	0.06
Hongkong Land Finance (Cayman Islands) Co., Ltd. (The) 5.25% 7/14/2033	11/14/2025-11/172025	1,800	1,790	0.05
CSN Inova Ventures 6.75% 1/28/2028	8/4/2021-3/23/2026	1,384	1,102	0.03
Grupo Aval, Ltd. 4.375% 2/4/2030	8/25/2025-1/14/2026	1,000	996	0.03
HPHT Finance 25, Ltd. 5.00% 2/21/2030	4/8/2025-5/22/2025	396	402	0.01
CK Hutchison International (21), Ltd. 3.125% 4/15/2041	11/4/2024-5/19/2025	301	304	0.01
Modec Finance BV 7.84% 7/15/2026 (f)	7/28/2023	200	202	0.00 (n)
Sun Hung Kai Properties (Capital Market), Ltd. 2.875% 1/21/2030	11/17/2025	191	189	0.00 (n)
Total		$13,249	$13,156	0.34%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $357,165,000, which represented 9.15% of the net assets of the fund.

(b)	Index-linked bond whose principal amount moves with a government price index.
(c)	Amount less than one thousand.
(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Step bond; coupon rate may change at a later date.
(f)	Value determined using significant unobservable inputs.
(g)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(h)	Scheduled interest and/or principal payment was not received.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $6,377,000, which represented 0.16% of the net assets of the fund.
(k)	Non-income producing.
(l)	Rate represents the seven-day yield at 3/31/2026.
(m)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(n)	Amount less than 0.01%.
American Funds Emerging Markets Bond Fund — Page 25 of 28

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $308,047,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $558,792,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps while held were $290,536,000.
American Funds Emerging Markets Bond Fund — Page 26 of 28

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of March 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	$—	$2,728,789	$—	$2,728,789
Corporate bonds and notes	—	671,469	202	671,671
U.S. Treasury bonds & notes	—	175,854	—	175,854
Common stocks	—	1,454	333	1,787
Short-term securities	239,571	49,960	—	289,531
Total	$239,571	$3,627,526	$535	$3,867,632

American Funds Emerging Markets Bond Fund — Page 27 of 28

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,700	$—	$—	$1,700
Unrealized appreciation on open forward currency contracts	—	4,000	—	4,000
Unrealized appreciation on centrally cleared interest rate swaps	—	431	—	431
Unrealized appreciation on bilateral interest rate swaps	—	52	—	52
Liabilities:
Unrealized depreciation on futures contracts	(2,364)	—	—	(2,364)
Unrealized depreciation on open forward currency contracts	—	(3,623)	—	(3,623)
Unrealized depreciation on bilateral interest rate swaps	—	(612)	—	(612)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,030)	—	(1,030)
Total	$(664)	$(782)	$—	$(1,446)
*
Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.

Key to abbreviation(s)
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
EUR = Euros
F-TIIE = Funding Equilibrium Interbank Interest Rate
HUF = Hungarian forints
IDR = Indonesian rupiah
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
KZT = Kazakhstani tenge
MXN = Mexican pesos

MYR = Malaysian ringgits
NGN = Nigerian naira
PEN = Peruvian nuevos soles
PHP = Philippine pesos
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
RON = Romanian leu
RSC = Restricted Scope Company
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
UYU = Uruguayan pesos
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-114-0526
American Funds Emerging Markets Bond Fund — Page 28 of 28